Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Charters-out [Abstract]
Minimum Future Charter Revenue

Year	Amount
2019	278,623
2020	227,381
2021	173,662
2022	117,105
2023 to 2028	268,087

Minimum charter payments	1,064,858